Expense Example - Channel Short Duration Income Fund	Channel Short Duration Income Fund Shares Expense Example, with Redemption, 1 Year	Channel Short Duration Income Fund Shares Expense Example, with Redemption, 3 Years	Channel Short Duration Income Fund Shares Expense Example, with Redemption, 5 Years	Channel Short Duration Income Fund Shares Expense Example, with Redemption, 10 Years	Portfolio Turnover, Rate	Risk Not Insured Depository Institution [Text]	Risk Lose Money [Text]	Performance Information Illustrates Variability of Returns [Text]	Performance Past Does Not Indicate Future [Text]
USD ($)	97	292	503	1,112	18.00%	An investment in the Fund is not insured or guaranteed by any government agency.	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.	The bar chart below shows how the Fund’s investment results have varied from year to year.	Past performance of the Fund is no guarantee of how it will perform in the future.